Business Combinations (Tables)	12 Months Ended
Dec. 31, 2021
Southland Holdings Llc [Member]
Schedule of Assets Acquired and Liabilities Assumed

Assets Acquired and Liabilities Assumed as of:
(Amounts in thousands)	September 30, 2020
Cash and cash equivalents	$9,133
Restricted cash	99,978
Receivables - contract	59,231
Accounts receivable, net	137,743
Investments	95,022
Costs to fulfill contract, net	1,654
Other current assets	4,128
Property and equipment, net	20,520
Intangible assets, net of accumulated amortization	5,913
Other noncurrent assets	159
Accounts Payable	(32,145)
Other noncurrent liabilities	(6,473)
Accrued Liabilities	(88,245)
Contract Liabilities	(286,238)
Deferred tax liabilities	(380)
Total identifiable net assets	$20,000